Annual Total Returns - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock Fund
Prospectus [Line Items]
Annual Return [Percent]	1.44%	6.56%	15.86%	(17.55%)	21.58%	15.36%	27.19%	(9.95%)	17.56%	13.97%
Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	13.50%	19.31%	23.96%	(41.92%)	3.09%	58.32%	40.66%	(6.03%)	28.51%	4.15%
Opportunity Fund
Prospectus [Line Items]
Annual Return [Percent]	6.63%	14.87%	26.36%	(20.83%)	24.48%	20.94%	31.32%	(7.33%)	20.01%	11.87%
SMID Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	5.57%	18.09%	20.13%	(37.90%)	(5.05%)	61.84%	39.18%	(7.09%)	29.04%	7.18%
Special Mid Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	5.80%	11.59%	9.14%	(4.88%)	28.24%	2.93%	35.10%	(13.41%)	10.83%	21.16%